Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [abstract]
Related Party Transactions

16.   Related Party Transactions

In addition to the related party transactions and balances disclosed elsewhere in these financial statements, the Company entered into the following related party transactions during the years ended December 31, 2018 and 2017:

a)    Purchase of Goods and Services

During the year ended December 31, 2018 and 2017, the Company entered into the following related party transactions with Gold Group Management Inc. and Mill Street Services Ltd., companies with directors in common with the Company.

	Years ended December 31,
	2018	2017
Personnel costs	$118	$138
General and administrative expenses	193	175
	$311	$313

The Company has outstanding balances payable with Gold Group Management Inc. of $17 as at December 31, 2018 (December 31, 2017 - $nil). Amounts due to related parties are due on demand, and are unsecured.

b)    Key Management Personnel

	Years ended December 31,
	2018	2017
Salaries and benefits	$4,471	$4,704
Directors fees	709	594
Consulting fees	139	138
Share-based payments	3,545	3,672
	$8,864	$9,108